Concentrations, Risks and Uncertainties - Schedule of Concentration on Suppliers (Details) - Supplier Concentration Risk [Member]	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Supplier A [Member] | Purchases [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	13.00%	23.00%	95.00%
Supplier A [Member] | Accounts Payable [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage
Supplier C [Member] | Purchases [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	26.00%	21.00%
Supplier C [Member] | Accounts Payable [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	29.00%	28.00%
Supplier D [Member] | Purchases [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	15.00%
Supplier D [Member] | Accounts Payable [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	33.00%	16.00%
Supplier D [Member] | Prepayment Risk [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	33.00%	16.00%
Supplier F [Member] | Purchases [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	38.00%	37.00%
Supplier F [Member] | Accounts Payable [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	32.00%	49.00%
Supplier F [Member] | Prepayment Risk [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	32.00%	49.00%
Supplier C [Member] | Prepayment Risk [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	29.00%	28.00%
Supplier E [Member] | Accounts Payable [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	29.00%	26.00%
Supplier G [Member] | Accounts Payable [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	26.00%	23.00%
Supplier H [Member] | Accounts Payable [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	18.00%	16.00%
Supplier I [Member] | Accounts Payable [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	12.00%	11.00%